INCOME TAXES - Disclosure of detailed information about effective income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Tax [Line Items]
Current income tax expense	$ 11,344	$ 6,376
Deferred income tax expense	786	12,372
Total income tax expense	12,130	18,748
Current year [Member]
Disclosure Of Income Tax [Line Items]
Current income tax expense	7,475	3,180
Deferred income tax expense	1,054	14,762
Special mining duty [Member]
Disclosure Of Income Tax [Line Items]
Current income tax expense	3,869	3,196
Deferred income tax expense	77	1,115
Adjustments recognized in the current year in relation to prior years [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax expense	$ (345)	$ (3,505)